Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income	$ 104.4	$ 89.5	$ 155.2
Foreign currency translation adjustments	(1.2)	0.2	0.9
Pension and postretirement liability adjustment	(58.6)	0.0	0.0
Other comprehensive income (loss), net of tax	(59.8)	0.2	0.9
Comprehensive Income, net of tax	$ 44.6	$ 89.7	$ 156.1